Intangible Assets & Goodwill - Summary of Goodwill (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill [Line Items]
Goodwill, Beginning Balance	$ 74,100	$ 7,316	$ 0
Goodwill, Ending Balance	71,123	74,100	7,316
PurePenn, LLC and Pioneer Leasing & Consulting, LLC
Goodwill [Line Items]
Goodwill, Beginning Balance	47,311
Acquisition		47,311
Adjustment to Purchase Price Allocation	(338)
Goodwill, Ending Balance	46,973	47,311
Solevo Wellness
Goodwill [Line Items]
Acquisition		$ 19,473
Adjustment to Purchase Price Allocation	(2,639)
Goodwill, Ending Balance	$ 71,123
Healing Corner Inc [Member]
Goodwill [Line Items]
Acquisition			$ 7,316